Lease obligation	12 Months Ended
Sep. 30, 2023
Presentation of leases for lessee [abstract]
Lease obligation [Text Block]

13. Lease obligation

We have entered into a long-term office lease contracts which expire on April 30, 2026, May 31, 2026, and October 31, 2026. The office leases include the right to renew for an additional term following its expiry. Management has not included the renewal option because it was deemed too uncertain whether we would renew at September 30, 2023.

Under the current office lease agreements, we have benefited from the following lease inducements:

  Free rent from inception (March 1, 2020) to November 1, 2020;
  Free rent from November 1, 2021, to March 1, 2022; and
  Free rent from August 1, 2023, to October 31, 2023.

The following table presents the movement in our lease obligation for the respective periods:

		Current	Non-current
	Offices	Portion	portion
Balance at September 30, 2021	$307,909	$32,288	$275,621
Lease payments (including interest)	(62,400)	-	-
Interest expense	30,112	-	-
Balance at September 30, 2022	$275,621	$69,150	$206,471
Additions	228,020	-	-
Lease payments (including interest)	(111,903)	-	-
Interest expense	37,785	-	-
Balance at September 30, 2023	$429,523	$127,116	$302,407

The following table presents the contractual undiscounted cash flows for the lease obligations:

	September 30,	September 30,
	2023	2022
Less than one year	$197,367	$93,600
One to five years	361,388	234,000
Total	$558,755	$327,600